Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Assets and Financial Liabilities	Financial Assets and Financial Liabilities
12.1    Capital Risk Management
Our capital management objectives are designed primarily to finance our growth strategy.
Our treasury committee reviews the total amount of cash and cash equivalents on a regular basis. As part of this review, the committee considers total cash and cash equivalents, cash outflow, currency translation differences and refinancing activities. We monitor cash using a burn rate. The cash burn rate is defined as the average monthly net cash flow from operating and investing activities during a financial year.

(in millions €)	December 31, 2023	December 31, 2022
Cash at banks and on hand	453.1	1,325.2
Cash equivalents	11,210.6	12,549.9
Bank deposits	2,589.5	9,401.0
Money market funds	7,446.1	3,148.9
Reverse Repo	1,175.0	—
Total	11,663.7	13,875.1
In general, the aim is to protect and maximize the financial resources available for further research and development projects.
Since December 1, 2021, we have an investment and asset management policy in place that contains policies and processes for managing cash and cash equivalents. Under this policy, our investment portfolio is to be maintained in a manner that minimizes risks to the invested capital. These risks include mainly credit risk and concentration risk. The portfolio must provide liquidity in a timely manner to accommodate operational and capital needs. The portfolio is managed by the Treasury department.
We are not subject to externally imposed capital requirements. Our capital management objectives were achieved in the years ended December 31, 2023, and 2022.
12.2    Categories of Financial Instruments
Financial Assets and Liabilities at Amortized Cost and at Fair Value through OCI and Profit or Loss
Set out below is an overview of financial assets and liabilities at amortized cost and at fair value through OCI and profit or loss, as of the dates indicated:

December 31, 2023
(in millions €)	Category(1)	Carrying amount	Level 1 (Fair value)	Level 2 (Fair value)	Level 3 (Fair value)	Total
Financial assets measured at fair value
Money market funds	FVTPL	7,446.1	7,446.1	—	—	7,446.1
Non-listed equity investments	FVTOCI	27.1	—	—	27.1	27.1
Listed equity investments	FVTOCI	26.0	26.0	—	—	26.0
Financial assets not measured at fair value
Trade and other receivables	AC	2,155.7	—	—	—	2,155.7
Security investments	AC	5,989.7	—	—	—	5,989.7
Other financial assets	AC	18.6	—	—	—	18.6
Bank deposits	AC	2,589.5	—	—	—	2,589.5
Reverse Repo	AC	1,175.0	—	—	—	1,175.0
Cash at banks and on hand	AC	453.1	—	—	—	453.1
Financial liabilities measured at fair value
Foreign exchange forward contracts	FVTPL	0.4	—	0.4	—	0.4
Contingent consideration	FVTPL	38.8	—	—	38.8	38.8
Financial liabilities not measured at fair value
Lease liabilities	n/a	216.7	—	—	—	216.7
Loans and borrowings	AC	2.3	—	—	—	2.3
Trade payables and other payables	AC	354.0	—	—	—	354.0
Other financial liabilities	AC	414.9	—	—	—	414.9
(1)    Financial assets and liabilities categorized at amortized costs mainly correspond to fair value. Fair values are not disclosed because the book values represent a reasonable approximation of fair value. We do not make a disclosure for cash and cash equivalents, trade receivables and trade payables.

December 31, 2022
(in millions €)	Category(1)	Carrying amount	Level 1 (Fair value)	Level 2 (Fair value)	Level 3 (Fair value)	Total
Financial assets measured at fair value
Foreign exchange forward contracts	FVTPL	183.7	—	183.7	—	183.7
Money market funds	FVTPL	3,148.9	3,148.9	—	—	3,148.9
Non-listed equity investments	FVTOCI	57.1	—	57.1	—	57.1
Listed equity investments	FVTOCI	20.0	20.0	—	—	20.0
Financial assets not measured at fair value
Trade and other receivables	AC	7,145.6	—	—	—	7,145.6
Other financial assets	AC	8.8	—	—	—	8.8
Bank deposits	AC	9,401.0	—	—	—	9,401.0
Cash at banks and on hand	AC	1,325.2	—	—	—	1,325.2
Financial liabilities measured at fair value
Contingent consideration	FVTPL	6.1	—	—	6.1	6.1
Financial liabilities not measured at fair value
Lease liabilities	n/a	210.1	—	—	—	210.1
Loans and borrowings	AC	2.1	—	—	—	2.1
Trade payables and other payables	AC	204.1	—	—	—	204.1
Other financial liabilities	AC	785.1	—	—	—	785.1
(1)    Financial assets and liabilities categorized at amortized costs mainly correspond to fair value. We do not make a disclosure for cash and cash equivalents, trade receivables and trade payables. Fair values are disclosed because the book values represent a reasonable approximation of fair value.
Equity investments designated at Fair Value through OCI
Financial investments in equity securities measured at fair value through other comprehensive income comprise the following effects:

(in millions €)	December 31, 2023	December 31, 2022
Net gain on equity instruments designated at fair value through other comprehensive income	3.7	10.5
Total	3.7	10.5
Measurement of fair values
The following table shows the valuation techniques used in measuring fair values for financial instruments in our consolidated statements of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs

Forward exchange contracts
Discounted cash flow using par method. Expected future cash flows based on foreign exchange forwards discounted over the respective remaining term of the contracts using the respective deposit interest rates and spot rates.
n/a
Non-listed equity investments	Quantitative and qualitative factors such as actual and forecasted results, cash position and financing round valuations.	–Actual and forecasted results –Cash position –Nature and pricing indication of latest financing round
Listed equity investments	Stock prices of the listed companies and applicable exchange rates, if the listing is in a foreign currency.	n/a
Money market funds	Quoted prices on an active market	n/a
Contingent consideration	Present value of expected future payments and reflecting changes in expected achievement of underlying performance parameters and compounding effects.	–Expected future payments –Applied cost of capital
12.3    Recurring Fair Values (Level 3)
The following table shows the recurring fair value measurement of the contingent considerations and the effect of the measurements on our consolidated statements of profit or loss for the current period.

(in millions €)	Contingent consideration
As of January 1, 2022	6.1
As of January 1, 2023	6.1
Purchases	31.8
Net effect on profit or loss
Net change in fair value	0.9
As of December 31, 2023	38.8
The sensitivity of the fair values of contingent considerations in fair value level 3 to the significant, unobservable, variable input factors, with all other factors remaining constant, is shown in the following table:
Contingent consideration

Input factor	Change in assumptions	Change in fair value with increasing input factor (in millions €)	Change in fair value with decreasing input factor (in millions €)
Cash flow projections	10%	3.4	(3.4)
Discount rate	1%	(0.8)	0.8
The estimated fair value of non-listed equity investments would, for example, increase (decrease) if price of latest financing round were to increase (decrease) and the overall company value were higher (lower).
12.4    Financial Instruments Risk Management Objectives and Policies
Our financial liabilities mainly comprise obligations derived from license agreements, trade and other payables, lease liabilities, contingent consideration, loans and borrowings, hedging liabilities as well as other financial liabilities. The main purpose of these financial liabilities is to enable our operations. Our principal financial assets include mainly cash, security investments and trade receivables that derive directly from our operations.
We are exposed to market risk, credit risk and liquidity risk. Our Management Board oversees the management of these risks.
The treasury committee provides assurance to our Management Board that our financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with our policies and risk objectives. The Management Board reviews and agrees policies for managing each of these risks, which are summarized below.
12.5    Market Risks
Market risks address the risks that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices. Market risks comprise three types of risk: interest risks, foreign currency risks and other price risks. Financial instruments affected by market risks include financial assets such as security investments, trade and other receivables, cash and cash equivalents as well as financial liabilities such as trade payables and other financial liabilities. We do not consider interest risks as well as other price risks as material risks to us.
There were no material changes in the way the risks were managed and valued during the years ended December 31, 2023, and 2022. Because of the significantly higher cash balance and security investments – the market risk exposure on counterparty risk increased compared to the previous period.
Foreign Currency Risks
Foreign currency risks address the risks that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. We are subject to currency risks, as our income and expenditures are denominated in Euro and the U.S. dollar. As such, we are exposed to exchange rate fluctuations between these currencies. Cash inflows denominated in U.S. dollar mainly result from generating proceeds under our collaboration agreements. Our commercial revenues are primarily collaboration revenues from earnings based on our partners’ gross profit, which is shared under the respective collaboration agreements and represents payments we receive in U.S. dollar. Cash outflows dominated in U.S. dollar mainly result from amounts spent on research and development activities and license obligations as well as expanding our global footprint further. With the aim of preserving capital, surplus liquidity is mainly invested in domestic currency investments as exchange rate fluctuations can reduce the value of our financial positions. We limit the effects of the identified risks by means of a coordinated and consistently implemented risk strategy. Besides applying natural hedging relationships where possible, foreign exchange forward contracts are concluded, as a matter of principle, as instruments to mitigate foreign currency exchange risk associated with foreign currency-denominated payments. However, the foreign exchange forward contracts which we entered into were not designated as hedging instruments under IFRS.
The carrying amount of the monetary assets and liabilities denominated in U.S. dollar at the dates indicated are as follows:

(in millions €)	December 31, 2023	December 31, 2022
Cash and cash equivalents in U.S. dollar	122.6	1,487.4
Monetary assets in U.S. dollar	1,191.9	7,098.5
Monetary liabilities and provisions in U.S. dollar	567.3	1,527.8
Total	747.2	7,058.1
The following tables demonstrate the sensitivity to a reasonable, possible change in U.S. dollar exchange rates or U.S. dollar forward rates, with all other variables held constant. The impact on our profit before tax is due to changes in the fair value of monetary assets and liabilities. The exposure to foreign currency changes for all other currencies is not material.

	1 € =	Closing rate		Average rate
Currency	Country	2023	2022	2023	2022
U.S. dollar	United States	1.1050	1.0666	1.0813	1.0530

(in millions €)	Change in U.S. dollar rate	Effect on profit / (loss) before tax	Effect on pre-tax equity
2023	+5%	(35.5)	(35.5)
	-5%	39.2	39.3
2022	+5%	(195.2)	(191.5)
	-5%	215.7	211.7
12.6    Credit Risk Management
Credit risks address the risks that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. We are exposed to credit risks from our operating activities, including security investments, bank deposits, reverse repos, foreign exchange transactions, trade and other receivables and cash at banks. The maximum exposure to credit risk for the components of the consolidated statements of financial position as of December 31, 2023, and December 31, 2022, are the carrying amounts as illustrated in Note 12.1 and Note 12.2.
Security Investments, Bank Deposits, Reverse Repos and Cash at banks
Our financial management is dedicated predominantly to the goal of capital preservation. Thus, all our financial activities are focused towards avoiding risks and, where they cannot be avoided, actively managing and minimizing them. Credit risks from balances with security investments, bank deposits, reverse repos and cash at banks are managed by our Treasury department in accordance with our investment and asset management policy.
Our security investments are solely invested in the highest-quality liquid assets (e.g. core European sovereign, supranational and agency bonds) and bank deposits with a maturity of more than 3 months (held at selected banks, exclusively rated as investment grade). They do not bear any currency risks or material credit risks. The bank deposits are held at selected banks, exclusively rated as investment grade. We limit our investment engagements individually and track each credit risk continuously. For reverse repos, only investment-grade counterparties qualify as our business partners and even secured investments are solely collateralized by high-quality liquid assets.
Accordingly, credit risks from these financial assets are limited. Before entering into new business relationships and during ongoing business relationships, we evaluate our business partners with regard to their individual default risk. Therefore, we do not presume an increased credit risk as of the balance sheet date and determine the impairment loss based on the upcoming twelve months.
The calculated expected credit losses were not material as of December 31, 2023, and December 31, 2022.
Trade and Other Receivables
Our exposure to credit risks of trade and other receivables is primarily related to transactions with corporate customers in the biopharma / biotech industry that operate in the United States or Germany, as well as governments which are customers, in connection with fulfilling our commercial obligations in our territories as defined in our contracts with customers. An analysis of the aging of receivables and the creditworthiness of customers is used to evaluate this risk at each reporting date. We follow risk control procedures to assess the credit quality of our customers taking into account their financial position, past experience and other factors.
As of December 31, 2023, outstanding trade and other receivables were mainly due from our collaboration partner Pfizer. Besides well-established pharmaceutical companies and governmental institutions, our other customers – to a smaller extent – are medical universities, other public institutions and peers in the biopharma industry, which have good credit ratings. Due to this customer portfolio, the credit risk on trade and other receivables is generally very low. We have not incurred material bad debt expense and do not expect that this will change with respect to the trade and other receivables outstanding as of December 31, 2023.
The expected credit risk on trade and other receivables derived from applying the simplified approach in calculating expected credit losses was not material as of December 31, 2023, and December 31, 2022.
12.7    Liquidity Risk
We plan to invest heavily in R&D as we make a strong drive to build out our global development organization and diversify our therapeutic area footprint. Additionally, we plan to enhance capabilities through complementary acquisitions, technologies, infrastructure and manufacturing. Our liquidity management ensures the availability of cash and cash equivalents, short term financial instruments for operational activities and further investments through appropriate budget planning. In addition, a sufficient level of cash and cash equivalents, which are managed centrally, is always maintained to finance the operational activities.
We monitor liquidity risks using a liquidity planning tool.
Ultimately, the responsibility for liquidity risk management lies with our Management Board, which has established an appropriate approach to managing short-, medium- and long-term financing and liquidity requirements. We manage liquidity risks by holding appropriate reserves based on our COVID-19 sales, as well as by monitoring forecasted and actual cash flows and reconciling the maturity profiles of financial assets and liabilities. Significant reserves currently exist and were generated during the Covid-19 pandemic.
Risk Concentration
Concentrations arise when the number of counterparties is small or when a larger number of counterparties is engaged in similar business activities, or activities in the same geographical region, or has economic features that would cause their ability to meet contractual obligations to be affected similarly by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of our performance to developments affecting a particular industry. We only have a limited number of customers mainly comprising pharmaceutical companies and governmental institutions.
The maturity profile of our financial liabilities based on contractual undiscounted payments is summarized as follows:

Year ended December 31, 2023
(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	—	2.3	—	2.3
Trade and other payables	354.0	—	—	354.0
Lease liabilities	34.1	136.6	73.7	244.4
Contingent consideration	—	57.5	0.3	57.8
Foreign exchange forward contracts	0.4	—	—	0.4
Other financial liabilities	414.9	—	—	414.9
Total	803.4	196.4	74.0	1,073.8

Year ended December 31, 2022
(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	—	2.1	—	2.1
Trade and other payables	204.1	—	—	204.1
Lease liabilities	40.5	112.9	79.1	232.5
Contingent consideration	—	—	6.1	6.1
Other financial liabilities	785.1	—	—	785.1
Total	1,029.7	115.0	85.2	1,229.9
12.8    Changes in Liabilities Arising from Financing Activities

Year ended December 31, 2023
(in millions €)	January 1, 2023	Cash flows	New leases and disposals	Reclassifi-cation	Other	December 31, 2023
Current obligations under lease contracts	36.0	(40.3)	(0.6)	34.1	(1.1)	28.1
Non-current obligations under lease contracts	174.1	—	51.1	(34.1)	(2.5)	188.6
Loans and borrowings	2.1	0.2	—	—	—	2.3
Total	212.2	(40.1)	50.5	—	(3.6)	219.0

Year ended December 31, 2022
(in millions €)	January 1, 2022	Cash flows	New leases and disposals	Reclassifi-cation	Other	December 31, 2022
Current obligations under lease contracts	27.9	(41.1)	14.8	33.3	1.1	36.0
Non-current obligations under lease contracts	153.7	—	52.6	(33.3)	1.1	174.1
Loans and borrowings	119.9	(18.0)	—	—	(99.8)(1)	2.1
Convertible note – embedded derivative	308.7	—	—	—	(308.7)(1)	—
Total	610.2	(59.1)	67.4	—	(406.3)	212.2
(1)    Related to the early redemption of our convertible note during the year ended December 31, 2023, as further described in Note 15.